Interest Expense and Finance Cost, Net (Tables)	6 Months Ended
Jun. 30, 2024
Interest and Debt Expense [Abstract]
Schedule of Interest Expense and Finance Cost, Net

Interest expense and finance cost, net for the three and six month periods ended June 30, 2024 and 2023 consisted of the following:

	Three Month Period Ended June 30, 2024	Three Month Period Ended June 30, 2023	Six Month Period Ended June 30, 2024	Six Month Period Ended June 30, 2023
	(unaudited)	(unaudited)	(unaudited)	(unaudited)
Interest expense incurred on credit facilities and financial liabilities	$26,842	$28,256	$52,789	$56,235
Interest expense incurred on finance lease liabilities	7,783	7,457	15,817	12,622
Interest expense capitalized related to deposits for vessel acquisitions	(6,500)	(5,029)	(12,637)	(8,793)
Amortization of finance charges and other finance costs	2,131	2,825	3,873	5,742
Discount effect of long-term assets	(169)	(179)	(346)	3,048
Total interest expense and finance cost, net	$30,087	$33,330	$59,496	$68,854